SCHEDULE OF LIABILITIES RECORDED UNDER THE FAIR VALUE OPTION WAS ESTIMATED USING LEVEL 3 FAIR VALUE MEASUREMENTS (Details)		Jun. 30, 2026	Dec. 31, 2025
Note Payable [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[1]	1.50
Note Payable [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[2]		0.25
Note Payable [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[2]		1.00
Note Payable [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[2]		11.89
Note Payable [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[1]	13.90
Note Payable [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[1]	16.95
CCS Note [Member] | Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[1]	1.50
CCS Note [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[2]		1.25
CCS Note [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[2]		1.00
CCS Note [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[1]	13.90
CCS Note [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[2]		11.96
CCS Note [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[2]		16.95
Loans Payable to Related Party [Member] | Measurement Input, Expected Term [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[2]		0.25
Loans Payable to Related Party [Member] | Measurement Input, Expected Term [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[2]		1.00
Loans Payable to Related Party [Member] | Measurement Input, Discount Rate [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[2]		11.89
Loans Payable to Related Party [Member] | Measurement Input, Discount Rate [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	[2]		17.38

[1]	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.
[2]	Fair value was estimated using a discounted cash flow model, which applies a risk-adjusted discount rate to projected future cash flows. The valuation involves significant judgement in determining key inputs such as forecasted revenue growth, margin expectations and discount rates.